Mineral interests (Details Textuals)	12 Months Ended								11 Months Ended	12 Months Ended
	Jun. 30, 2012 CAD Properties	Jun. 30, 2011 CAD	Jun. 30, 2012 Monterde Property Chihuahua NumberOfConcession ha	Jun. 30, 2012 Monterde concessions USD ($)	Jun. 30, 2012 Monterde concessions CAD	Jun. 30, 2012 El Coronel concessions USD ($)	Jun. 30, 2012 El Coronel concessions CAD	Jun. 30, 2012 Staked concessions	Jun. 30, 2012 Setago Property km ha	Jun. 30, 2012 Pericones Property km ha
Unproven Mineral Right Interests [Line Items]
Number Of Mineral Concession	2		35
Total area (in hectares)			29,296						10,069	11,890
Ownership interest own				100.00%	100.00%	100.00%	100.00%	100.00%
Payments to acquire mineral rights	11,787,747	5,487,362		$ 1,129,900	1,477,043	$ 1,000,000	1,206,958
Location of exploration concession (in kms)									24	160